Impairment Tests - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2026 USD ($) SegmentUnit	Jun. 30, 2025 USD ($) SegmentUnit
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets | $	$ 0	$ 0
Number of cash generating unit | SegmentUnit	1	1